Revenue (Details) € in Thousands	1 Months Ended									9 Months Ended	12 Months Ended
	Feb. 28, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Oct. 31, 2021 EUR (€)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 EUR (€) shares	Sep. 30, 2021 USD ($) shares	May 31, 2021 EUR (€)	Sep. 30, 2023 EUR (€) director	Dec. 31, 2022 EUR (€)	Sep. 30, 2023 USD ($)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income			€ 71,210							€ 68,007	€ 71,210
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Issuance of ordinary shares (in shares) | shares			9,381,586	9,381,586			3,989,976	3,989,976
Proceeds from issuing shares			€ 14,122	$ 15,000,000			€ 23,223	$ 30,000,000
Deferred income			€ 71,210				€ 2,144			€ 68,007	71,210		$ 2,429,000
Up-front payment received	€ 56,254	$ 60,000,000			€ 17,651	$ 20,000,000
Number of performance obligations in collaboration agreement			1	1			1	1
Discount on share issue			€ 451	$ 480,000
Consideration payable upon exercise of option to further expand partnership | $												$ 50,000,000
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest in associate									8.00%	5.10%
Up-front payment received									€ 419
Reimbursements received											€ 272
Number of performance obligations in collaboration agreement									1
Number of board members in associate that entity has right to appoint | director										1
Number of board members in associate | director										3
Investments in associates accounted for using equity method										€ 0